THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
LINCOLN LIFE VARIABLE ANNUITY ACCOUNT N

Lincoln Level Advantage® B Share
Lincoln Level Advantage® Advisory
Lincoln Level Advantage® Design B Share
Lincoln Level Advantage® Design Advisory
Lincoln Level Advantage® Fee-Based

Supplement dated September 7, 2021 to the Prospectus

This supplement to your Lincoln Level Advantage® variable and index-linked annuity prospectus describes changes regarding the availability of certain investment options under your contract. It is for informational purposes and requires no action on your part. All other provisions of your prospectus not referenced in this supplement remain unchanged.

The Indexed Accounts listed below will no longer be available to new contractowners beginning November 22, 2021. For existing contractowners, these Indexed Accounts will no longer be available at the end of your current Indexed Term, nor on any Indexed Anniversary Date on or after November 22, 2021.

1-Year Performance Cap Indexed Account with Protection Level
•	S&P 500® Cap, 100% Protection

1-Year Performance Cap Indexed Accounts with Floor Protection
•	S&P 500® Cap, -5% Floor Protection
•	S&P 500® Cap, -10% Floor Protection

1-Year Performance Trigger Rate Indexed Accounts with Floor Protection
•	S&P 500® Performance Trigger, -5% Floor Protection
•	S&P 500® Performance Trigger, -10% Floor Protection

Please retain this supplement for future reference.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
LINCOLN LIFE VARIABLE ANNUITY ACCOUNT N

Lincoln Level Advantage® Select B Share

Supplement dated September 7, 2021 to the Prospectus

This supplement to your Lincoln Level Advantage® variable and index-linked annuity prospectus describes changes regarding the availability of certain investment options under your contract. It is for informational purposes and requires no action on your part. All other provisions of your prospectus not referenced in this supplement remain unchanged.

The Indexed Accounts listed below will no longer be available to new contractowners beginning November 22, 2021. For existing contractowners, these Indexed Accounts will no longer be available at the end of your current Indexed Term, nor on any Indexed Anniversary Date on or after November 22, 2021.

1-Year Performance Cap Indexed Account with Protection Level
•	S&P 500® Cap, 100% Protection

1-Year Performance Cap Indexed Accounts with Floor Protection
•	S&P 500® Cap, -5% Floor Protection
•	S&P 500® Cap, -10% Floor Protection

1-Year Performance Trigger Rate Indexed Accounts with Floor Protection
•	S&P 500® Performance Trigger, -5% Floor Protection
•	S&P 500® Performance Trigger, -10% Floor Protection

3-Year Performance Cap Indexed Account with Protection Level
•	S&P 500® Cap, 10% Protection

Please retain this supplement for future reference.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
LINCOLN LIFE VARIABLE ANNUITY ACCOUNT N

Lincoln Level Advantage® Access

Supplement dated September 7, 2021 to the Prospectus

This supplement to your Lincoln Level Advantage® variable and index-linked annuity prospectus describes changes regarding the availability of certain investment options under your contract. It is for informational purposes and requires no action on your part. All other provisions of your prospectus not referenced in this supplement remain unchanged.

The Indexed Accounts listed below will no longer be available to new contractowners beginning November 22, 2021. For existing contractowners, these Indexed Accounts will no longer be available at the end of your current Indexed Term, nor on any Indexed Anniversary Date on or after November 22, 2021.

1-Year Performance Cap Indexed Accounts with Floor Protection
•	S&P 500® Cap, -10% Floor Protection

1-Year Performance Trigger Rate Indexed Accounts with Floor Protection
•	S&P 500® Performance Trigger, -10% Floor Protection

Please retain this supplement for future reference.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
LINCOLN LIFE VARIABLE ANNUITY ACCOUNT N

Lincoln Level Advantage® B Class
Lincoln Level Advantage® Advisory Class

Supplement dated September 7, 2021 to the Prospectus

This supplement to your Lincoln Level Advantage® variable and index-linked annuity prospectus describes changes regarding the availability of the investment options under your contract. It is for informational purposes and requires no action on your part. All other provisions of your prospectus not referenced in this supplement remain unchanged.

The Indexed Account listed below will no longer be available to new contractowners beginning November 22, 2021. For existing contractowners, this Indexed Account will no longer be available at the end of your current Indexed Term, nor on any Indexed Anniversary Date on or after November 22, 2021.

1-Year Performance Cap Indexed Account with Protection Level
•	S&P 500® Cap, 100% Protection

Please retain this supplement for future reference.